STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - .8%
General Motors	393,024	[a]	15,202,168
Banks - 4.5%
Comerica	402,960		33,530,302
Wells Fargo & Co.	1,060,993		48,561,650
			82,091,952
Capital Goods - 9.9%
Caterpillar	62,766		13,548,041
Eaton	161,881		22,436,707
Howmet Aerospace	549,966		19,672,284
Hubbell	120,207		22,822,501
Ingersoll Rand	485,571		22,894,673
L3Harris Technologies	57,338		13,812,724
Northrop Grumman	42,536		19,905,572
Quanta Services	148,129		17,627,351
Raytheon Technologies	231,008		21,973,481
The Boeing Company	45,751	[a]	6,011,681
			180,705,015
Commercial & Professional Services - .9%
CACI International, Cl. A	60,683	[a]	17,013,693
Consumer Services - 3.6%
Booking Holdings	7,975	[a]	17,892,391
Expedia Group	148,115	[a]	19,155,713
International Game Technology	386,833		8,285,963
Las Vegas Sands	555,931	[a]	19,713,313
			65,047,380
Diversified Financials - 14.4%
Ameriprise Financial	137,474		37,979,942
Berkshire Hathaway, Cl. B	247,256	[a]	78,127,951
CME Group	168,483		33,499,475
LPL Financial Holdings	93,686		18,380,256
Morgan Stanley	413,934		35,656,275
The Goldman Sachs Group	99,033		32,368,936
Voya Financial	408,232		28,008,798
			264,021,633
Energy - 12.2%
ConocoPhillips	283,566		31,861,476
EQT	401,656		19,167,024
Exxon Mobil	555,929		53,369,184
Hess	281,415		34,633,744

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 12.2% (continued)
Marathon Petroleum	416,580		42,403,678
Valero Energy	315,763		40,922,885
			222,357,991
Health Care Equipment & Services - 12.9%
Alcon	257,315		19,229,150
Becton Dickinson & Co.	124,461		31,837,124
Boston Scientific	686,312	[a]	28,145,655
Centene	319,530	[a]	26,022,523
Laboratory Corp. of America Holdings	43,139		10,643,254
McKesson	63,415		20,843,876
Medtronic	445,904		44,657,286
The Cooper Companies	53,387		18,724,956
UnitedHealth Group	73,153		36,340,947
			236,444,771
Insurance - 8.8%
Aon, Cl. A	65,091		17,943,636
Assurant	236,095		41,715,626
Chubb	205,698		43,461,930
MetLife	586,805		39,544,789
The Hartford Financial Services Group	255,028		18,492,080
			161,158,061
Materials - 1.9%
CF Industries Holdings	94,136		9,297,813
Freeport-McMoRan	674,816		26,371,809
			35,669,622
Media & Entertainment - 1.0%
Alphabet, Cl. A	7,711	[a]	17,544,376
Pharmaceuticals Biotechnology & Life Sciences - 11.2%
AbbVie	188,630		27,798,403
Alnylam Pharmaceuticals	62,052	[a]	7,806,142
Biogen	42,310	[a]	8,462,000
BioMarin Pharmaceutical	118,177	[a]	8,878,638
Danaher	131,527		34,699,453
Elanco Animal Health	357,559	[a]	8,474,148
Eli Lilly & Co.	101,247		31,734,860
Horizon Therapeutics	93,386	[a]	8,375,790
Merck & Co.	430,566		39,624,989
Organon & Co.	481,795		18,288,938
United Therapeutics	42,715	[a]	9,838,973
			203,982,334
Real Estate - .5%
Weyerhaeuser	233,072	[b]	9,211,005
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials	75,942		8,907,237

Description		Shares		Value ($)
Common Stocks - 98.8% (continued)
Semiconductors & Semiconductor Equipment - 1.5% (continued)
Qualcomm		127,604		18,275,445
				27,182,682
Software & Services - 1.5%
Check Point Software Technologies		105,932	[a]	13,249,975
Dolby Laboratories, Cl. A		183,444		14,238,923
				27,488,898
Technology Hardware & Equipment - 5.2%
Ciena		271,896	[a]	13,817,755
Cisco Systems		766,700		34,539,835
Corning		382,738		13,709,675
F5		87,662	[a]	14,292,412
Hewlett Packard Enterprise		1,173,821		18,311,608
				94,671,285
Transportation - 1.1%
Norfolk Southern		81,104		19,437,385
Utilities - 6.9%
Constellation Energy		772,802		47,975,548
Exelon		821,233		40,363,602
The AES		873,072		19,242,507
Vistra Energy		695,709		18,345,846
				125,927,503
Total Common Stocks (cost $1,556,932,524)				1,805,157,754

Exchange-Traded Funds - .8%
Registered Investment Companies - .8%
iShares Russell 1000 Value ETF (cost $13,188,035)		85,581		13,652,737
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,874,285)	0.80	5,874,285	[c]	5,874,285
Total Investments (cost $1,575,994,844)		99.9%		1,824,684,776
Cash and Receivables (Net)		.1%		1,566,392
Net Assets		100.0%		1,826,251,168

ETF—Exchange-Traded Fund

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,805,157,754	-	-	1,805,157,754
Exchange-Traded Funds	13,652,737	-	-	13,652,737
Investment Companies	5,874,285	-	-	5,874,285

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2022, accumulated net unrealized appreciation on investments was $248,689,932, consisting of $294,839,120 gross unrealized appreciation and $46,149,188 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.